Fixed Assets (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Disclosure of detailed information about fixed assets
	2022
	Solar systems (A)	Wind farms (B)	Others	Total
	USD in thousands
Cost:
As of January 1, 2022	122,565	1,403,984	3,908	1,530,457
Capitalization – IFRS 16	-	4,053	-	4,053
Additions (1)	280,518	460,722	2,190	743,430
Reclassification from IFRIC 12	162,359	-	-	162,359
Initial consolidation (2)	1,432	-	-	1,432
Translation differences	(37,448)	(107,900)	(459)	(145,807)
Cost as of December31, 2022	529,426	1,760,859	5,639	2,295,924

Accumulated depreciation:
As of January 1, 2022	10,726	29,498	1,404	41,628
Depreciation expenses	7,678	28,445	761	36,884
Translation differences	(1,325)	(1,854)	(143)	(3,322)
Accumulated depreciation as of December 31, 2022	17,079	56,089	2,022	75,190

Carrying value as of December 31, 2022	512,347	1,704,770	3,617	2,220,734

	2021
	Solar systems (A)	Wind farms (B)	Others	Total
	USD in thousands
Cost:
As of January 1, 2021	124,773	837,554	2,795	965,122
Capitalization - IFRS 16	-	5,166	-	5,166
Additions (1)	-	489,504	525	490,029
Initial consolidation (2)	-	120,845	514	121,359
Translation differences	(2,208)	(49,085)	74	(51,219)
Cost as of December 31, 2021	122,565	1,403,984	3,908	1,530,457

Accumulated depreciation:
As of January 1, 2021	6,920	19,559	710	27,189
Depreciation expenses	3,806	12,795	664	17,265
Translation differences	(*)-	(2,856)	30	(2,826)
Accumulated depreciation as of December 31, 2021	10,726	29,498	1,404	41,628

Carrying value as of December 31, 2021	111,839	1,374,486	2,504	1,488,829

Solar systems [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Disclosure of detailed information about review of project for fixed assets

Electricity production projects	Zayit Yarok	Sunlight 1	Sunlight 2	Atilla	Halutziot (**)
Country	Israel	Israel	Israel	Hungary	Israel
Year of commercial operation	2012	2018	2019	2019	2015
Installed capacity	0.5 MWp	53 MWp	12 MWp	57 MWp	55 MWp
Effective holding rate	100%	50% - 100%	74%-100%	50.1%	90%
Depreciated cost as of December 31, 2022	Approximately USD 0.6 million	Approximately USD 46.3 million	Approximately USD 12.2 million	Approximately USD 35.5 million	Approximately USD 161 million

(*) See also Note 8, regarding solar systems which are presented as contract assets in respect of concession arrangements, in accordance with IFRIC 12.

(**) See also Note 8, since the second quarter of 2022, the Halutziot project is treated as a fixed asset, at cost.

Electricity production projects	Halutziot 2	Storage tender 1	RAABA ACDC	APEX
Country	Israel	Israel	Hungary	United States
Installed capacity	32 MWp	130 MWp	25 MWp	105 MWp
Effective holding rate	90%	50.1%-74%	100%	100%
Cost as of December 31, 2022	Approximately USD 26 million	Approximately USD 66 million	Approximately USD 15 million	Approximately USD 150 million

Wind farms [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Disclosure of detailed information about review of project for fixed assets

Electricity production projects	EWK	Lukovac	Sowi	Picasso	Tullynamoyle	Emek HaBacha	Gecama
Country	Serbia	Croatia	Kosovo	Sweden	Ireland	Israel	Spain
Year of commercial operation	2019	2018	2021	2021	2017	2022	2022
Installed capacity	105 MWp	49 MWp	105 MWp	113 MWp	13.6 MWp	109 MWp	329 MWp
Effective holding rate	50.1%	50.1%	Around 60%	Around 69%	50.1%	Around 40.9%	Around 72%
Depreciated cost as of December 31, 2022	Approximately USD 142.7 million	Approximately USD 48 million	Approximately USD 135.5 million	Approximately USD 141 million	Approximately USD 19 million	Approximately USD 203.2 million	Approximately USD 339 million

Electricity production projects	Björnberget Vindkraft AB (1)	Ruach Beresheet
Country	Sweden	Israel
Installed capacity	372 MWp	189 MWp
Effective holding rate	Around 56%	54%
Cost as of December 31, 2022	Approximately USD 362 million	Approximately USD 313.7 million

(1)
On October 2, 2022, the project was connected to the local power grid, and commercial operation and sale of electricity in the Nordic power market began gradually . For additional details, see Note 28(A)(6).